RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Purchased food products from related parties		$ 28,997
Related Party [Member]
Related Party Transaction [Line Items]
Purchased food products from related parties	18,310	29,190	$ 42,692
Account payable to related parties	15,627	14,647
Sales to related parties	21,215	56,625	151,477
Shareholder, ShenMi DaZhong and Limited Partners [Member]
Related Party Transaction [Line Items]
Sales commissions		$ 36,793	$ 27,932